Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value	The following tables present information about the Company’s financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values:
	Year ended December 31, 2023
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:

Marketable securities with related party	351	351	-	-
	Year ended December 31, 2022
	Fair value measurements using input type
	Fair Value	Level 1	Level 2	Level 3
Financial Assets:
Other investment	1,292	-	-	1,292
Financial Liabilities:
Warrant liability	4	-	-	4

	1,296	-	-	1,296

Schedule of Fair Value of the Warrant Liability was Estimated Using Black-Scholes Pricing Model	The fair value of the warrant liability was estimated with the following significant unobservable inputs:
	June 30	December 31,
	2023	2022
Stock price	$0.31	$0.36
Exercise price	1.10	0.84-1.67
Expected term (in years) (1)	0.10	0.38-0.59
Volatility (2)	125.64%	113.03%-117.97%
Dividend rate (3)	0%	0%
Risk-free interest rate (4)	4.64%	3.52%-3.58%
(1)	The expected term assumes that the option is held until expiration.
(2)	The annual expected volatility applied determined on the basis of share price volatility in similar companies.
(3)	Dividend distribution is not expected during the remaining contractual term of the outstanding stock options.
(4)	Risk-free interest rate based on US bonds, with time to maturity equal to the useful life of the options.